Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of allowance for doubtful accounts [Abstract]
Balance at the beginning of the year	$ 97,140	$ 81,745
Provision for doubtful accounts	214,734	36,450
Recovery of doubtful accounts	(16,994)	(18,739)
Foreign currency translation adjustments	14,196	(2,316)
Balance at the end of the year	$ 309,076	$ 97,140